Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 5,019,299	$ 4,315,474
Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,737,165	4,150,641
Operating Segments | Liquefied Gas Segment
Segment Reporting Information [Line Items]
Total assets	4,624,321	3,957,088
Operating Segments | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Total assets	112,844	193,553
Unallocated | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	244,241	126,146
Unallocated | Accounts receivable and prepaid expenses
Segment Reporting Information [Line Items]
Total assets	30,593	28,948
Unallocated | Advances to affiliates
Segment Reporting Information [Line Items]
Total assets	$ 7,300	$ 9,739